VOYA INVESTORS TRUST

Voya Large Cap Growth Portfolio

(the "Portfolio")

Supplement dated February 4, 2022

to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class

Prospectus, dated May 1, 2021

(the "Prospectus")

Effective December 31, 2021, Leigh Todd, CFA was added as a portfolio manager for the Portfolio.

Effective immediately, the Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" is deleted in its entirety and replaced with the following.

Portfolio Managers
Jeffrey Bianchi, CFA	Kristy Finnegan, CFA
Portfolio Manager (since 06/10)	Portfolio Manager (since 08/19)
Michael Pytosh	Leigh Todd, CFA
Portfolio Manager (since 03/12)	Portfolio Manager (since 12/21)

2.The sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Voya Large Cap Growth Portfolio" is amended to add the following paragraph:

Leigh Todd, CFA, Portfolio Manager of Voya IM's large cap growth and mid cap growth strategies, joined Voya IM in 2021. Prior to joining Voya IM, Ms. Todd served as a portfolio manager and senior research analyst at Mellon. Previously, she was a portfolio manager at State Street Global Advisors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Large Cap Growth Portfolio

(the "Portfolio")

Supplement dated February 4, 2022

to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class

Statement of Additional Information, dated May 1, 2021

(the "SAI")

Effective December 31, 2021, Leigh Todd, CFA was added as a portfolio manager for the Portfolio.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled		Other Accounts
	Companies		Investment Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Leigh Todd, CFA7	0	$0	0	$0	0	$0

7As of December 31, 2021.

2.The line item with respect to the Portfolio in the table in the sub-section of the SAI entitled "Sub- Adviser – Portfolio Management – Compensation" is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Large Cap Growth Portfolio	Jeffrey Bianchi, CFA,	Russell 1000® Growth Index
Kristy Finnegan, CFA,
Michael Pytosh, and
Leigh Todd, CFA

3.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya Large Cap Growth Portfolio" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Leigh Todd, CFA1	None

1 As of December 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE